CONSOLIDATED STATEMENTS OF OPERATIONS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue	¥ 9,956,501	¥ 9,325,631	¥ 7,818,681
Cost of revenue	(8,034,051)	(7,389,774)	(6,039,252)
Gross profit	1,922,450	1,935,857	1,779,429
Operating expenses
Selling and marketing expenses	(144,154)	(150,433)	(148,614)
General and administrative expenses	(1,185,426)	(1,185,080)	(1,021,950)
Research and development expenses	(38,159)	(35,806)	(39,343)
Impairment losses of long-lived assets	(3,013,416)	(12,759)	0
Income (loss) from operations	(2,458,705)	551,779	569,522
Other income (expenses):
Interest income	97,546	42,460	50,445
Interest expenses	(2,036,979)	(1,887,887)	(1,654,737)
Foreign currency exchange (loss) gain, net	(267)	1,272	(7,644)
Government grants	84,511	95,581	88,209
Gain from purchase price adjustment		205,000	7,010
Others, net	13,724	1,912	(1,557)
Loss before income taxes	(4,300,170)	(989,883)	(948,752)
Income tax (expenses) benefits	14,777	(276,235)	(242,461)
Net loss	(4,285,393)	(1,266,118)	(1,191,213)
Net loss (income) attributable to non-controlling interests	(4,660)	(3,427)	1,403
Net loss attributable to redeemable non-controlling interests		655	2,592
Net loss attributable to GDS Holdings Limited shareholders	(4,290,053)	(1,268,890)	(1,187,218)
Accretion to redemption value of redeemable non-controlling interests		(10,801)	(77,644)
Adjustment to the redemption value of redeemable non-controlling interests		(178,982)
Net loss available to GDS Holdings Limited shareholders	(4,290,053)	(1,458,673)	(1,264,862)
Cumulative dividend on redeemable preferred shares	(53,625)	(51,212)	(49,073)
Net loss available to GDS Holdings Limited ordinary shareholders	¥ (4,343,678)	¥ (1,509,885)	¥ (1,313,935)
Loss per Class A and Class B ordinary share
Loss per Class A and Class B ordinary share, basic	¥ (2.96)	¥ (1.03)	¥ (0.90)
Loss per Class A and Class B ordinary share, diluted	¥ (2.96)	¥ (1.03)	¥ (0.90)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary share outstanding, basic	1,468,187,956	1,464,447,843	1,452,906,722
Weighted average number of ordinary share outstanding, diluted	1,468,187,956	1,464,447,843	1,452,906,722